Financial Instruments and Derivatives Financial Instruments, Except for Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts (Parenthetical) (Detail) (Investment in securities, Non Trading Instruments)
In Millions, unless otherwise specified
	Mar. 31, 2012 Carrying amount USD ($)		Mar. 31, 2012 Carrying amount JPY (¥)		Mar. 31, 2011 Carrying amount JPY (¥)		Mar. 31, 2012 Estimated fair value USD ($)		Mar. 31, 2012 Estimated fair value JPY (¥)		Mar. 31, 2011 Estimated fair value JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	$ 2,422	[1]	¥ 199,078	[1]	¥ 166,261	[2]	$ 2,422	[1]	¥ 199,078	[1]	¥ 166,261	[2]

[1]	The fair value of investment securities of ¥199,078 million ($2,422 million) was not estimated, as it was not practical.
[2]	The fair value of investment securities of ¥166,261 million was not estimated, as it was not practical.